Revenue (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Three Months Ended June 30,
	2024	2023
North America	$15,507	$12,487
Asia Pacific and Other	1,160	3,843
Total revenue	$16,667	$16,330

	Year Ended March 31,
	2024	2023
North America	$56,958	$48,204
Asia Pacific and Other	15,551	4,895
Total revenue	$72,509	$53,099